DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

May 2, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Equity 500 Index Fund, DWS S&P 500 Index Fund and DWS EAFE® Equity Index Fund (collectively, the “Funds”) (formerly Deutsche Equity 500 Index Fund, Deutsche S&P 500 Index Fund and Deutsche EAFE® Equity Index Fund, respectively), each a series of Deutsche DWS Institutional Funds (the “Trust”) (formerly Deutsche Institutional Funds) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 29, 2019.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.